Prepaid Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Land And Lease Payments [Abstract]
Schedule of Prepaid Land Use Rights, Net

	December 31,
	2025	2024
Prepaid land use rights, net	$77,567	$74,040
Less: accumulated amortization	15,395	12,515
Net carrying value	$62,172	$61,525